CONVERTIBLE NOTES (Details) (USD $)	9 Months Ended	12 Months Ended		55 Months Ended
	Nov. 30, 2014	Feb. 28, 2014	Feb. 28, 2013	Feb. 28, 2014
Convertible Notes Details
Fair value of Amended 2013 Notes	$ 1,243,482
Fair value of non-cash consideration issued to the creditor	269,707
Reacquisition price	1,513,189
Carrying value of the debt at modification	1,480,336
Loss on extinguishment	$ 32,853	$ 32,853		$ 32,853